Document and Entity Information	Jun. 26, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	Sarepta Therapeutics, Inc.
Entity Central Index Key	0000873303
Document Period End Date	Jun. 26, 2020
Entity Emerging Growth Company	false
Entity File Number	001-14895
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-0797222
Entity Address, Address Line One	215 First Street
Entity Address, Address Line Two	Suite 415
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	274-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, Par Value $0.0001 per share
Trading Symbol	SRPT
Name of each exchange on which registered	NASDAQ